Subordinated liabilities - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 7,211	£ 6,935	£ 6,593
Contract/ notional amount £m	1,448,064	1,501,722
Proceeds from issue of subordinated liabilities	386	670	837
Increase due to issuance of subordinated liabilities		670
Decrease through repurchases and redemptions		(252)
Foreign exchange movements	(3)	(268)
Other movements (cash and non-cash)	(107)	192
Repayment of subordinated liabilities	0	(251)	(2,216)
Interest paid on subordinated liabilities	(366)	(335)	(397)
Interest expense on subordinated liabilities	(430)	(395)	(367)
Later than one year
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 6,289	6,921
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (500S$ million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.25%			5.25%	5.25%	5.25%
Contract/ notional amount £m | $				$ 500
Proceeds from issue of subordinated liabilities		288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | $					$ 750
Proceeds from issue of subordinated liabilities	£ 382
9.625% Subordinated Bonds 2023 (£300 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	9.625%			9.625%	9.625%	9.625%
Contract/ notional amount £m	£ 300
Repurchases and redemptions during the year		(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.07%			7.07%	7.07%	7.07%
Contract/ notional amount £m | €						€ 175
Repurchases and redemptions during the year		(155)
8.75% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	8.75%			8.75%	8.75%	8.75%
Contract/ notional amount £m	£ 100
Repurchases and redemptions during the year		(5)
7.375% Subordinated Undated Instruments (£150 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.375%			7.375%	7.375%	7.375%
Contract/ notional amount £m	£ 150
Repurchases and redemptions during the year		0
8% Undated Subordinated Step-up Notes 2023 (£200 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	8.00%			8.00%	8.00%	8.00%
Contract/ notional amount £m	£ 200
Repurchases and redemptions during the year		0
Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | $					$ 500
Proceeds from issue of subordinated liabilities	£ 257
5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.963%			5.963%	5.963%	5.963%
Contract/ notional amount £m | $					$ 250
Proceeds from issue of subordinated liabilities	£ 129
Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	0	0	0
Proceeds from issue of subordinated liabilities	0
Increase due to issuance of subordinated liabilities		0
Decrease through repurchases and redemptions		0
Foreign exchange movements	0	0
Other movements (cash and non-cash)	0	0
Preferred securities £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (500S$ million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 9.625% Subordinated Bonds 2023 (£300 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Preferred securities £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Preferred securities £m | 8.75% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Preferred securities £m | 7.375% Subordinated Undated Instruments (£150 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Preferred securities £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Preferred securities £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	141	141	146
Proceeds from issue of subordinated liabilities	0
Increase due to issuance of subordinated liabilities		0
Decrease through repurchases and redemptions		(5)
Foreign exchange movements	0	0
Other movements (cash and non-cash)	0	0
Undated £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (500S$ million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		0
Undated £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 9.625% Subordinated Bonds 2023 (£300 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Undated £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Undated £m | 8.75% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		(5)
Undated £m | 7.375% Subordinated Undated Instruments (£150 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Undated £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Undated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Dated £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	7,070	6,794	£ 6,447
Proceeds from issue of subordinated liabilities	386
Increase due to issuance of subordinated liabilities		670
Decrease through repurchases and redemptions		(247)
Foreign exchange movements	(3)	(268)
Other movements (cash and non-cash)	(107)	192
Dated £m | 5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (500S$ million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		288
Dated £m | Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	382
Dated £m | 9.625% Subordinated Bonds 2023 (£300 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		(92)
Dated £m | 7.07% Subordinated Fixed Rate Notes 2023 (€175 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		(155)
Dated £m | 8.75% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Dated £m | 7.375% Subordinated Undated Instruments (£150 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		0
Dated £m | 8% Undated Subordinated Step-up Notes 2023 (£200 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year		£ 0
Dated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	257
Dated £m | 5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	£ 129